                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2002
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Chesley, Taft & Associates, LLC
            ------------------------------------------
Address:    10 South LaSalle Street, Suite 3250
            ------------------------------------------
            Chicago, Illinois 60603
            ------------------------------------------

            ------------------------------------------


 Form 13F File Number: 28-10082
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Faris F. Chesley
          --------------------------------------------
Title:    Manager
          --------------------------------------------
Phone:    312/873-1260
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Faris F. Chesley            Chicago, Illinois             November 12, 2002
---------------------  -----------------------------------    -----------------
[Signature]                      [City, State]                      [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]      13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:  NONE

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                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0
                                              -----------------------

Form 13F Information Table Entry Total:       75
                                              -----------------------

Form 13F Information Table Value Total:       $176400
                                              -----------------------
                                                    (thousands)


List of Other Included Managers: NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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

                                                     FORM 13F INFORMATION TABLE

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COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
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NAMES OF                 TITLE OF               VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER                   CLASS       CUSIP    [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                 COM       88579Y101    2619        23813    SH               Sole                   23513             300
Abbott Labs                COM       002824100     935        23165    SH               Sole                   17165            6000
Affiliated Computer        COM       008190100    4329       101740    SH               Sole                   52340           49400
Services
Alcon, Inc.                COM       H01301102    3313        85500    SH               Sole                    2500           83000
Altera Corp                COM       021441100     429        49498    SH               Sole                   49498
American International     COM       026874107    2021        36950    SH               Sole                   36525             425
Group
Amgen                      COM       031162100    1834        43965    SH               Sole                   43665             300
BMC Software Inc.          COM       055921100     136        10375    SH               Sole                   10375
BP PLC ADR F Sponsored     COM       055622104     558        13983    SH               Sole                    6420            7563
ADR
Bankamerica Corp           COM       060505104    1352        21186    SH               Sole                    2912           18274
Bank One Corp              COM       06423A103     901        24092    SH               Sole                                   24092
Brinker International      COM       109641100    2746       106000    SH               Sole                    1150          104850
Inc.
Bristol Meyers Squibb Co   COM       110122108     372        15608    SH               Sole                    6619            8989
CVS Corp. Com              COM       126650100    1714        67600    SH               Sole                                   67600
Cardinal Health            COM       14149Y108    9687       155739    SH               Sole                   59064           96675
Caremark RX Inc            COM       141705103    4207       247500    SH               Sole                                  247500
Cendant Corporation        COM       151313103    4484       416715    SH               Sole                  147915          268800
Century Telephone          COM       156700106     342        15228    SH               Sole                   15228
Enterprises

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

                                                     FORM 13F INFORMATION TABLE

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COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF                 TITLE OF               VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER                   CLASS       CUSIP    [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Certegy Inc.               COM       156880106    2384       118600    SH               Sole                                  118600
Cisco Systems              COM       17275R102    1903       181529    SH               Sole                  179729            1800
Citigroup Inc.             COM       172967101    6477       218447    SH               Sole                   83989          134458
Coca-Cola Co               COM       191216100     524        10925    SH               Sole                   10320             605
Colgate Palmolive Company  COM       194162103    3019        55952    SH               Sole                   55952
Commerce Bancshares        COM       200525103     237         6077    SH               Sole                                    6077
Concord EFS Inc.           COM       206197105    2600       163740    SH               Sole                    1540          162200
Consolidated-Tomoka Land   COM       210226106     339        18977    SH               Sole                                   18977
Co.
Exxon Mobil Corp           COM       30231G102    5206       163212    SH               Sole                   78809           84403
First Data Corp            COM       319963104    1861        66570    SH               Sole                   66570
First Virginia Banks       COM       337477103     217         5812    SH               Sole                    5812
Fiserv Inc.                COM       337738108     449        15986    SH               Sole                   15986
Fortune Brands/Formerly    COM       349631101     270         5710    SH               Sole                    5710
Americ
General Electric Co.       COM       369604103    3419       138727    SH               Sole                  124027           14700
Genesee & Wyoming, Inc.    COM       371559105     286        12875    SH               Sole                                   12875
Harley Davidson Inc.       COM       412822108    1496        32206    SH               Sole                   21506           10700
Illinois Tool Works        COM       452308109    1291        22131    SH               Sole                   21931             200
Intel Corporation          COM       458140100    1974       142175    SH               Sole                  137463            4712
International Business     COM       459200101    1585        27153    SH               Sole                   26433             720
Machine
Johnson & Johnson          COM       478160104   13044       241190    SH               Sole                   91731          149459
Johnson Controls           COM       478366107    1584        20609    SH               Sole                   20315             294
Kimberly Clark             COM       494368103     471         8320    SH               Sole                    8320
Corporation

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

                                                     FORM 13F INFORMATION TABLE

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COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF                 TITLE OF               VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER                   CLASS       CUSIP    [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
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
Laboratory Corp            COM       50540R409    4481       132650    SH               Sole                                  132650
Linear Technology Corp     COM       535678106     484        23375    SH               Sole                   23375
MBNA Corp                  COM       552621100    2629       143058    SH               Sole                  142665             393
MGIC Investment Corp-Wisc  COM       552848103    3236        79240    SH               Sole                   18190           61050
Medtronic Inc.             COM       585055106    3096        73510    SH               Sole                   70750            2760
Mellon Financial Group     COM       58551A108    3155       121650    SH               Sole                    1800          119850
Merck                      COM       589331107    1119        24484    SH               Sole                   21172            3312
Microsoft Corporation      COM       594918104    7112       162592    SH               Sole                   88523           74069
Motorola Inc.              COM       620076109     117        11460    SH               Sole                   11460
Northern Trust Company     COM       665859104     544        14440    SH               Sole                   14440
Nurses Network Com         COM       670577105       0        34482    SH               Sole                                   34482
Inc/Frmrly
Oracle Corp                COM       68389X105     535        68005    SH               Sole                   68005
Oxford Health Plans        COM       691471106     292         7500    SH               Sole                                    7500
Pepsico Inc.               COM       713448108    2444        66141    SH               Sole                   64791            1350
Performance Food Group     COM       713755106    6597       194267    SH               Sole                                  194267
Company
Pfizer, Inc.               COM       717081103    7777       267989    SH               Sole                  123946          144043
Philip Morris Companies    COM       718154107     273         7033    SH               Sole                    5033            2000
Procter And Gamble         COM       742718109     796         8900    SH               Sole                    5400            3500
Raytheon Co                COM       755111507    1966        67100    SH               Sole                    2800           64300
Rent A Center Inc.         COM       76009N100    1226        23600    SH               Sole                                   23600
SBC Communications Inc     COM       78387G103     277        13797    SH               Sole                   10497            3300
Sara Lee Corp.             COM       803111103     393        21517    SH               Sole                   18211            3306


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

                                                     FORM 13F INFORMATION TABLE

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COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
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NAMES OF                 TITLE OF               VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER                   CLASS       CUSIP    [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
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
Servicemaster Co. (The)    COM       81760N109     207        19050    SH               Sole                                   19050
Starbucks Corp             COM       855244109    2596       125793    SH               Sole                  125793
Sun Microsystems           COM       866810104     391       150871    SH               Sole                    1100          149771
Symbol Technologies        COM       871508107      81        10600    SH               Sole                   10600
Sysco Corp                 COM       871829107    6188       217949    SH               Sole                   77520          140429
Tenet Healthcare Corp      COM       88033G100    7487       151241    SH               Sole                   47206          104035
Veridian Corp              COM       92342R203    3086       123545    SH               Sole                     500          123045
Verizon Communications     COM       92343V104    1006        36662    SH               Sole                   34643            2019
Wachovia Corp              COM       929903102     329        10075    SH               Sole                   10075
Wal Mart Stores, Inc.      COM       931142103    2492        50609    SH               Sole                   50109             500
Walgreen Company           COM       931422109    4164       135360    SH               Sole                   65051           70309
Wells Fargo & Co.          COM       949746101    6792       141033    SH               Sole                   61937           79096
William Wrigley Jr Co      COM       982526105     417         8433    SH               Sole                                    8433
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